ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of liabilities held for sale (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables	R$ 3,920,273	R$ 4,318,362
Employee benefits payables	829,329	659,521
Other liabilities	1,516,084	1,195,329
Deferred income and social contribution taxes	5,225,433	5,469,368
Total	238,393
Disposal groups classified as held for sale [member] | Liabilities held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables	17,248
Employee benefits payables	1,828
Other liabilities	456
Deferred income and social contribution taxes	218,861
Total	238,393
Disposal groups classified as held for sale [member] | Norgás S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables
Employee benefits payables
Other liabilities
Deferred income and social contribution taxes	152,255
Total	152,255
Disposal groups classified as held for sale [member] | TUP Porto São Luis S.A. [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Trade payables	17,248
Employee benefits payables	1,828
Other liabilities	456
Deferred income and social contribution taxes	66,606
Total	R$ 86,138